DEBT	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT
6.	DEBT

The short-term and long-term debt as of September 30, 2020 and 2021 were as follows:

	As of September 30,
	2020	2021
Short-term debt:
Short-term bank borrowings (1)	176,752	116,376
Long-term bank borrowings, current portion (1)	159,721	219,121
Capital lease and other financing arrangement payable, current portion (2)	201,835	—
Other short-term payable (3)	223,828	223,208
	762,136	558,705
Long-term debt:
Long-term bank borrowings, non-current portion (1)	196,682	175,534
Capital lease and other financing arrangement payable, non-current portion (2)	242,719	-
Other long term payable (3)	25,519	25,507
	464,920	201,041
	1,227,056	759,746

(1) Bank borrowings

On December 17, 2020, the Group entered into a 18-month borrowing agreement with Zhejiang MY Bank (the “MY Bank”) under which the Group borrowed RMB 26,652. The borrowing is used to repay the rental instalment loans for the lessees. The interest rate is 8.5% per annum. Pursuant to the borrowing agreement, the Group is obliged to make monthly repayment of RMB 400 and interest expenses for the first six months and RMB 2,224 and interest expenses of the remaining twelve months. As of September 30, 2021, the Group had outstanding borrowings of RMB 24,652 due to MY Bank.

On September 26, 2016, the Group entered into a three-year bank credit facility with Shanghai Huarui Bank (the “SHRB”) under which the Group can draw-down up to RMB 300,000 by September 26,2019. The interest rate for this credit facility was determined on the draw-down date. The credit facility is collateralized by future cash flows generated by rental service revenue of certain rental units of the Group. The three-year revolving bank credit facility matured in September 2019.     In July and November 2020, SHRB extended due date of borrowing for the principal of RMB 27,000 to January through March of 2022, and due date of borrowing for the principal of RMB 132,000 to March 2023. In December 2020, the Group borrowed two new bank borrowing from SHRB with principal of RMB 25,929 and RMB 9,000, respectively. Both loans bear interest rate of 7.5% per annum and are due in December 2022. These two loans were guaranteed by Suzhou Qingke, collateralize by Suzhou Qinke and Qingke Public Rental, pledged by the accounts receivables guarantee of Suzhou Qingke, Qingke Public Rental and Hangzhou Qingke Residential Management Co., Ltd., and pledged by 77,100,000 treasury shares. The Group used the bank borrowings to repay the outstanding bank borrowings. As of September 30, 2021, the Group had an outstanding balance of RMB 193,929, of which RMB  27,000 was subject to an interest rate of 8.75% per annum and remaining balance was subject to an interest rate of 7.5% per annum. The weighted average interest rate for borrowings drawn under such credit facility was 7.5% and 7.9% per annum for the years ended September 30, 2020 and 2021, respectively.

On September 26, 2020, the Group entered into an 18-month bank credit facility with SHRB under which the Group can draw-down up to RMB108,000  by March 26, 2021 to repay the rental instalment loans on behalf of tenants who early terminated the rented apartments (“departed tenants”) and for the daily operating expenditures. The interest rate for this credit facility was 8.5% per annum. In April 2021, SHRB renewed the terms under which the Group can draw-down up to RMB91,400 by September 27, 2021 and extended the loan term to September 26, 2022.As of September 30, 2021, the Group has drawn down RMB 90,400, all of which is to be repaid within one year. These loans were guaranteed by Suzhou Qingke, collateralized by Suzhou Qingke and Qingke Public Rental, and pledged by 77,100,000 treasury shares.

On April 30, 2020, the Group entered into an 18 month bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was  7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K E-commerce provided guarantee on the loans. As of September 30, 2021, the outstanding balance of the borrowing was RMB 50,000,which is to be repaid in February 2022.

On May 28, 2020, the Group entered into an 18-month bank loan contract with SHRB under which the Group borrowed RMB  50,000   to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K E-commerce provided guarantee on the loans. As of September 30, 2021, the outstanding balance of the borrowing was RMB 50,000, which is to be repaid in February 2022.

On June 13, 2017, the Group entered into a 10-year bank loan contract with China Merchants Bank under which the Group borrowed RMB17,210 to purchase buildings for administration office purposes. The loan was collateralized by the buildings purchased under this loan contract. As of September 30, 2021, the net carrying value of the collateralized buildings was RMB  33,626. The weighted average interest rate of the loan was 5.39% per annum for the years ended September 30, 2020 and 2021. As of September 30, 2021, the Group has drawn down RMB 10,326, of which RMB 1,721 is to be repaid within one year, RMB 8,605 to be repaid over one year.

In the first quarter of 2019, the Group obtained a three-year revolving bank credit facility with SHRB under which the Group can draw-down up to RMB2,000,000, of which RMB1,000,000 is for rental instalment loans, by February 2022 with annual interest rate of 7.5%. As of September 30, 2021, excluding the rental instalment loan facility, the Group did not draw down bank borrowings. As of September 30, 2021, the tenants has drawn down rental instalment loans of RMB 3,507, and the Group recorded the amount in the account of “rental instalment loans”.

On June 27, 2019, the Group entered into a six-month bank revolving loan contract with China Construction Bank under which the Group can draw-down up to RMB650,000. The interest rate for this credit facility was determined on the draw-down date and the credit facility required the Group to make a deposit of US$105,000. The loan was repaid in October 2019.

(2) Capital lease and other financing arrangement payable

Because the underlying leasehold improvements or furniture, fixtures and equipment used in apartments did not provide future cash flows for the Group, the Group provided full impairment against these leasehold improvements or furniture, fixtures and equipment. As of September 30, 2021, the Group had no outstanding balances of capital lease payable or other financing arrangement payable.

(3) Other short and long term payable

Other long term payable mainly represents loans from certain third party entities with no fixed term at an annual interest rate of 5%. Other short term payable mainly represents loans from certain third party entities due within one year at an annual interest rate ranging between 5% and 6%.

For the year ended September 30, 2021, one of the loans from a third party matured and the Group did not repay the principal when due. The Group and the borrower entered into an interest payment agreement, pursuant to which the Group paid 77,250,000 treasury shares to the borrower as interest expenses and extended the loans. Because the interest payment agreement took effective after original borrowing agreement matured, and the original borrowing agreement does not qualify as a trouble debt restructuring under ASC 470-60, such a modification of loan agreement is treated as an extinguishment of original loan agreement. The reacquisition of the loan is referred to the value of the 77,250,000 treasury shares, which was RMB 41,964 and was recorded as a debt extinguishment cost in the consolidated statement of operations.